SUMMARY OF OPTIONS ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Life (in Years), Outstanding	7 months 6 days		1 year 5 months 4 days
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number shares options outstanding, beginning	6,322,480	5,976,076	5,976,076	5,276,824
Weighted average exercise price outstanding, beginning	$ 3.40	$ 3.26	$ 3.26	$ 2.93
Weighted Average Remaining Contractual Life (in Years), Outstanding	3 years 7 months 24 days	4 years 4 months 2 days	4 years 1 month 2 days	4 years 11 months 8 days	5 years 3 months 29 days
Aggregate intrinsic value, outstanding, balance	$ 15,004	$ 15,003	$ 15,003	$ 14,619
Number shares options granted		375,087	375,087	703,102
Weighted average exercise price, granted		$ 5.77	$ 5.77	$ 5.74
Number of Options, Exercised	(85,000)	(5,000)	(5,000)
Weighted Average Exercise Price, Exercised	$ 0.77	$ 2.94	$ 2.94
Number of Options, Forfeited	(536,097)	(23,683)	(23,683)	(3,850)
Weighted average exercise price, forfeited	$ 1.96	$ 3.19	$ 3.19	$ 5.71
Number shares options outstanding, ending	5,701,383	6,322,480	6,322,480	5,976,076	5,276,824
Weighted average exercise price outstanding, ending	$ 3.63	$ 3.40	$ 3.40	$ 3.26	$ 2.93
Aggregate intrinsic value, outstanding, balance	$ 27,782	$ 15,004	$ 15,004	$ 15,003	$ 14,619
Number of options, exercisable	5,342,566	5,356,720	5,323,300	4,441,586
Weighted average exercise price, exercisable	$ 3.48	$ 2.97	$ 2.96	$ 2.41
Weighted Average Remaining Contractual Life (in Years), Exercisable	3 years 4 months 2 days	3 years 6 months 7 days	3 years 2 months 19 days	3 years 7 months 2 days
Aggregate intrinsic value, exercisable, balance	$ 26,798	$ 14,979	$ 14,980	$ 14,932
Number of options, unvested	358,817	965,760	999,180	1,534,490
Weighted average exercise price, exercisable	$ 5.76	$ 5.74	$ 5.75	$ 5.72
Weighted Average Remaining Contractual Life (in Years), Options unvested	8 years 2 months 12 days	8 years 10 months 20 days	8 years 8 months 26 days	8 years 9 months 29 days
Aggregate intrinsic value, options unvested	$ 984	$ 25	$ 24	$ 71